Equity-Based Compensation (Details) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($) installment shares	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) installment shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares were reserved for issuance	4,800,000		4,800,000
Number of shares issued under the Plan	0		0
Contractual life	10 years		10 years
Percentage of fair market value of the shares equals the exercise price of options granted	100.00%		100.00%
Number of options granted	0
Number of options forfeited	0
Unrecognized compensation cost related to unvested stock options | $	$ 32		$ 35
Expected weighted average period compensation costs to be recognized (years)	2 years 8 months 12 days		3 years
General and Administrative Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total equity-based compensation expense recognized | $	$ 3	$ 0	$ 3	$ 3	$ 6
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of equal installments in which options vested on each anniversary of the grant date | installment	3		3
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of equal installments in which options vested on each anniversary of the grant date | installment	5		5
Management Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted			1,272,515
Number of options forfeited			52,267